UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  152 West 57th Street, 52nd Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lloyd Blumberg
Title:    Chief Operating Officer
Phone:    (212) 974-7171


Signature, Place and Date of Signing:

/s/ Lloyd Blumberg              New York, New York           August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                        Name
--------------------                        ----
NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $429,314
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

H Partners, LP    028-13041

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
ACCELRYS INC                   COM               00430U103   1,449      300,000 SH           SOLE     NONE        300,000
AMERICAN EAGLE OUTFITTERS NE   COM               02553E109   4,574      335,600 SH           SOLE     NONE        335,600
ASPENBIO PHARMA INC            COM               45346103    4,785      750,000 SH           SOLE     NONE        750,000
BOYD GAMING CORP               COM               103304101  47,912    3,814,688 SH           SOLE     NONE      3,814,688
BP PLC                         SPONSORED ADR     55622104      306       15,300     CALL     SOLE     NONE         15,300
BSQUARE CORP                   COM NEW           11776U300   4,347      900,000 SH           SOLE     NONE        900,000
EDDIE BAUER HOLDINGS INC       COM               71625107    8,093    1,950,000 SH           SOLE     NONE      1,950,000
FBR CAPITAL MARKETS CORP       COM               30247C301   5,215    1,036,878 SH           SOLE     NONE      1,036,878
IMMERSION CORP                 COM               452521107   6,810    1,000,000 SH           SOLE     NONE      1,000,000
IPASS INC                      COM               46261V108   1,784      861,777 SH           SOLE     NONE        861,777
JONES APPAREL GROUP INC        COM               480074103  30,094    2,188,650 SH           SOLE     NONE      2,188,650
KEY ENERGY SVCS INC            COM               492914106  45,746    2,355,600 SH           SOLE     NONE      2,355,600
LEAP WIRELESS INTL INC         COM NEW           521863308  94,974    2,200,000 SH           SOLE     NONE      2,200,000
LIFE SCIENCES RESH INC         COM               532169109  12,977      459,539 SH           SOLE     NONE        459,539
MAGELLAN HEALTH SVCS INC       COM NEW           559079207  12,035      325,000 SH           SOLE     NONE        325,000
MAGNA ENTMT CORP               NOTE  7.250%12/1  559211AC1   5,028   10,055,000 PRN          SOLE     NONE     10,055,000
MAGNA ENTMT CORP               NOTE  8.550% 6/1  559211AD9   4,590    9,000,000 PRN          SOLE     NONE      9,000,000
METROPCS COMMUNICATIONS INC    COM               591708102  41,619    2,350,000 SH           SOLE     NONE      2,350,000
MOTOROLA INC                   COM               620076109  14,680    2,000,000 SH           SOLE     NONE      2,000,000
SELECT COMFORT CORP            COM               81616X103   4,100    2,500,000 SH           SOLE     NONE      2,500,000
SPRINT NEXTEL CORP             COM SER 1         852061100  49,875    5,250,000 SH           SOLE     NONE      5,250,000
TELULAR CORP                   COM NEW           87970T208   2,786      729,347 SH           SOLE     NONE        729,347
TEMPUR PEDIC INTL INC          COM               88023U101  25,535    3,269,500 SH           SOLE     NONE      3,269,500

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